UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06120

THE FIRST ISRAEL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:   Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments

March 31, 2007 (Unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-93.36%

Israel-92.39%
Aerospace & Defense-1.14%
Elbit Systems Ltd.	22,129	$787,367
FMS Enterprises Migun Ltd.	5,370	156,483
		943,850

Airlines-0.18%
EL AL Israel Airlines †	275,000	150,777

Building Products-0.43%
Electra Consumer Products Ltd. †	45,000	354,060
Klil Industries Ltd. †	1	8
		354,068

Capital Markets-1.02%
IBI Investment House Ltd.	83,500	841,799

Chemicals-9.65%
Israel Chemicals Ltd.	830,000	5,656,858
Makhteshim-Agan Industries Ltd.	367,501	2,317,395
		7,974,253

Commercial Banks-15.25%
Bank Hapoalim Ltd.	1,050,000	5,034,519
Bank Leumi Le-Israel Ltd.	1,185,000	4,254,997
F.I.B.I. Holdings Ltd. †	23,000	444,078
Israel Discount Bank Ltd., Class A †	1,012,500	2,128,345
United Mizrahi Bank Ltd.	100,000	740,202
		12,602,141

Communications Equipment-2.99%
AudioCodes Ltd. †	10,000	67,944
AudioCodes Ltd. †	50,000	338,000
ECI Telecom Ltd. †	70,564	578,625
NICE Systems Ltd., ADR †	24,200	823,284
RADWARE Ltd. †	49,300	665,550
		2,473,403

Construction & Engineering-1.74%
Housing & Construction Holdings Ltd. †	1,016,227	1,436,897

Diversified Financial Services-0.72%
Ampal-American Israel Corp., Class A †	135,000	592,650

Diversified Telecommunication Services-5.17%
Bezeq Israeli Telecommunication Corporation Ltd.	2,775,000	4,273,513

Electrical Equipment & Instruments-4.52%
Electra (Israel) Ltd. †	3,500	577,443
Nisko Industries (1992) Ltd.	16,000	247,879
Orbotech, Ltd. †	66,755	1,470,613
Priortech Ltd. †	41,192	291,951
Rapac Electronics Ltd.	86,592	526,783
Rapac Technologies 2000 Ltd.	26,500	316,463
Telsys Ltd.	41,007	299,516
		3,730,648

Food & Staples Retailing-0.27%
Blue Square Chain Investments & Properties Ltd.	11,605	142,710
Gan Shmuel Food Industries	16,940	81,241
		223,951

Household Durables-1.69%
Elco Holdings Ltd.	92,345	1,397,119

Household Products-0.72%
Albad Massuot Yitzhak Ltd.	50,000	592,236

Industrial Conglomerates-5.86%
Clal Industries Ltd.	152,500	908,485
Discount Investment Corporation	20,000	574,015
Granite Hacarmel Investments Ltd. †	4,143	8,582
IDB Development Corporation Ltd.	40,001	1,396,484

IDB Holding Corporation Ltd.	37,501	1,092,549
Koor Industries Ltd. †	12,500	709,178
Macpell Industries Ltd. †	87,500	148,920
		4,838,213

Insurance-9.11%
Clal Insurance Enterprise Holdings Ltd.	44,000	1,249,086
Harel Insurance Investments Ltd.	112,422	6,279,138
		7,528,224

Investment & Holding Companies-0.03%
The Renaissance Fund LDC † ‡	60	21,749

Machinery-0.34%
Plasson Ltd.	11,000	278,899

Paper & Forest Products-0.35%
American Israeli Paper Mills Ltd.	6,089	290,496

Pharmaceuticals-12.69%
Bioline RX Ltd. †	55,000	76,712
DeveloGen AG †*	497	28,304
Perrigo Co.	134,000	2,353,143
Teva Pharmaceutical Industries Ltd., ADR	214,300	8,021,249
		10,479,408

Real Estate Management & Development-0.48%
Elbit Medical Imaging Ltd. †	1	22
Industrial Buildings Corporation Ltd.	57,501	152,610
Property & Building Corporation Ltd.	1,626	245,852
		398,484

Road & Rail-0.76%
Dan Vehicle & Transportation	100,000	628,085

Semiconductor & Semiconductor Equipment-1.48%
Camtek Ltd. †	29,400	112,308
DSP Group Inc. †	58,500	1,111,500
		1,223,808

Software-7.72%
Aladdin Knowledge Systems †	28,800	497,376
Check Point Software Technologies Ltd. †	208,100	4,636,468
ECtel Ltd. †	899	4,144
Formula Systems (1985) Ltd. †	72,500	931,708
Formula Vision Technologies Ltd. †	161,240	110,467
MIND C.T.I. Ltd.	72,200	201,438
		6,381,601

Thrifts & Mortgage Finance-1.66%
Discount Mortgage Bank Ltd. †	9,482	1,373,336

Venture Capital-6.42%
ABS GE Capital Giza Fund, L.P. † ‡	1,250,001	215,525
Advent Israel (Bermuda) L.P. † ‡	1,682,293	44,631
BPA Israel Ventures LLC † ‡ #	1,674,588	1,084,240
Concord Ventures II Fund L.P. † ‡	2,000,000	528,680
Delta Fund I, L.P. † ‡	250,440	142,729
Formula Ventures L.P. † ‡	1,000,000	47,380
Giza GE Venture Fund III L.P. † ‡	1,250,000	752,438
K.T. Concord Venture Fund L.P. † ‡	1,000,000	215,040
Neurone Ventures II, L.P. † ‡ #	603,684	170,158
Pitango Fund II LLC † ‡	1,000,000	198,315
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,751,470	942,939
Walden-Israel Ventures, L.P. † ‡	500,000	30,115
Walden-Israel Ventures III, L.P. † ‡ #	1,166,688	932,102
		5,304,292
Total Israel (Cost $49,923,519)		76,333,900

Global-0.97%
Venture Capital-0.97%
Emerging Markets Ventures I L.P. (Cost $1,251,466) † ‡ #	2,237,292	801,599

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $51,174,985)		77,135,499

	Principal
	Amount (000’s)
SHORT-TERM INVESTMENT-5.48%
Grand Cayman-5.48%
Citibank N.A.
overnight deposit, 4.44%,
4/02/07 (Cost $4,529,000)	$4,529	4,529,000

Total Investments-98.84% (Cost $55,703,985)		81,664,499

Cash and Other Assets in Excess of
Liabilities-1.16%		954,663

NET ASSETS-100.00%		$82,619,162

†      Non-income producing security.

‡      Restricted security, not readily marketable; security is valued at fair value as determined in good faith by,

        or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#      As of March 31, 2007, the aggregate amount of open commitments for the Fund is $1,503,933.

*      Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

ADR American Depositary Receipts.

Security Valuation: The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At March 31, 2007, the Fund held 7.45% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $12,309,560 and fair value of $6,155,944. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number of	Acquisition		Fair Value At	Value per	Percent of	Distributions	Open
Security	Units/Shares	Date(s)	Cost	03/31/07	Unit/Share	Net Assets	Received	Commitments
ABS GE Capital Giza Fund, L.P.	1,250,001	02/03/98 - 02/13/02	$995,002	$215,525	$0.17	0.26%	$1,605,498	—

Advent Israel (Bermuda) L.P.	1,682,293	06/16/93 - 01/16/98	1,759,554	44,631	0.03	0.05%	3,851,769	—

BPA Israel Ventures LLC	1,674,588	10/05/00 - 12/09/05	1,229,240	1,084,240	0.65	1.31%	—	$625,412

Concord Ventures II Fund L.P.	2,000,000	03/29/00 - 12/15/06	1,407,690	528,680	0.26	0.64%	75,777	—

Delta Fund I, L.P.	232,940	11/15/00 - 04/04/06	160,024	132,756	0.57	0.16%
	17,500	03/28/07	17,500	9,973	0.57	0.01%
	250,440		177,524	142,729		0.17%	45,794	—

Emerging Markets Ventures I L.P.	2,237,292	01/22/98 - 01/10/06	1,251,466	801,599	0.36	0.97%	1,961,513	262,708

Formula Ventures L.P.	1,000,000	08/06/99 - 06/14/04	162,355	47,380	0.05	0.06%	295,024	—

Giza GE Venture Fund III L.P.	1,250,000	1/31/00 - 11/23/06	924,605	752,438	0.60	0.91%	122,373	—

K.T. Concord Venture Fund L.P.	1,000,000	12/08/97 - 09/29/00	760,901	215,040	0.22	0.26%	544,497	—

Neurone Ventures II, L.P.	603,684	11/24/00 - 12/26/06	185,166	170,158	0.28	0.21%	255,657	157,500

Pitango Fund II LLC	1,000,000	10/31/96-08/01/01	503,233	198,315	0.20	0.24%	1,115,588	—

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,750,000	12/21/00 - 05/04/06	1,265,547	942,148	0.54	1.14%
	1,470	02/28/07	—	791	0.54	—
	1,751,470		1,265,547	942,939		1.14%	300,221	250,000

The Renaissance Fund LDC	60	03/30/94 - 03/21/97	212,811	21,749	362.48	0.03%	567,308	—

Walden-Israel Ventures, L.P.	500,000	09/28/93 - 05/16/97	264,104	30,115	0.06	0.04%	442,280	—

Walden-Israel Ventures III, L.P.	1,166,688	02/23/01 - 11/02/06	818,362	932,102	0.80	1.13%	789,972	208,313

Total			$11,917,560	$6,127,640		7.42%	$11,973,271	$1,503,933

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $55,794,059, $34,521,333, ($8,650,893) and $25,870,440, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FIRST ISRAEL FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007